Basis of Presentation and General Information - Newbuildings (Table) (Details)	12 Months Ended
Dec. 31, 2014
HN 5016 (tbn Indomitable)
Vessel
DWT	182,160
Expected Delivery Date	January 2015
HN NE 164 (tbn Honey Badger)
Vessel
DWT	61,000
Expected Delivery Date	February 2015
HN NE 165 (tbn Wolverine)
Vessel
DWT	61,000
Expected Delivery Date	February 2015
HN 1061 (tbn Roberta)
Vessel
DWT	64,000
Expected Delivery Date	March 2015
HN 1063 (tbn Idee Fixe)
Vessel
DWT	64,000
Expected Delivery Date	March 2015
HN NE 166 (tbn Gargantua)
Vessel
DWT	209,000
Expected Delivery Date	April 2015
HN 1062 (tbn Laura)
Vessel
DWT	64,000
Expected Delivery Date	March 2015
HN 5017 (tbn Deep Blue)
Vessel
DWT	182,000
Expected Delivery Date	April 2015
HN 1312 (tbn Bruno Marks)
Vessel
DWT	180,000
Expected Delivery Date	May 2015
HN 1064 (tbn Kaley)
Vessel
DWT	64,000
Expected Delivery Date	May 2015
HN 5040 (tbn Star Aquarius)
Vessel
DWT	60,000
Expected Delivery Date	May 2015
HN NE 167 (tbn Goliath)
Vessel
DWT	209,000
Expected Delivery Date	June 2015
HN NE 184 (tbn Maharaj)
Vessel
DWT	209,000
Expected Delivery Date	July 2015
HN 1313 (tbn Jenmark)
Vessel
DWT	180,000
Expected Delivery Date	July 2015
HN 1080 (tbn Kennadi)
Vessel
DWT	64,000
Expected Delivery Date	July 2015
HN 5043 (tbn Star Pisces)
Vessel
DWT	60,000
Expected Delivery Date	July 2015
HN 1372 (tbn Star Libra)
Vessel
DWT	208,000
Expected Delivery Date	August 2015
HN 1081 (tbn Mackenzie)
Vessel
DWT	64,000
Expected Delivery Date	August 2015
HN 5055 (tbn Behemoth)
Vessel
DWT	182,000
Expected Delivery Date	September 2015
HN 1338 (tbn Star Aries)
Vessel
DWT	180,000
Expected Delivery Date	September 2015
HN NE 196 (tbn Star Antares)
Vessel
DWT	61,000
Expected Delivery Date	September 2015
HN 1082 (tbn Night Owl)
Vessel
DWT	64,000
Expected Delivery Date	October 2015
HN 1359 (tbn Star Marisa)
Vessel
DWT	208,000
Expected Delivery Date	November 2015
HN 5056 (tbn Megalodon)
Vessel
DWT	182,000
Expected Delivery Date	November 2015
HN 1083 (tbn Early Bird)
Vessel
DWT	64,000
Expected Delivery Date	November 2015
HN NE 197 (Star Lutas)
Vessel
DWT	61,000
Expected Delivery Date	November 2015
HN 1342 (tbn Star Gemini)
Vessel
DWT	208,000
Expected Delivery Date	January 2016
HN 1339 (tbn Star Taurus)
Vessel
DWT	180,000
Expected Delivery Date	January 2016
HN 1360 (tbn Star Ariadne)
Vessel
DWT	208,000
Expected Delivery Date	February 2016
HN 1371 (tbn Star Virgo)
Vessel
DWT	208,000
Expected Delivery Date	February 2016
HN NE 198 (tbn Star Poseidon)
Vessel
DWT	209,000
Expected Delivery Date	March 2016
HN 1343 (tbn Star Leo)
Vessel
DWT	208,000
Expected Delivery Date	March 2016
HN 1361 (tbn Star Magnanimus)
Vessel
DWT	208,000
Expected Delivery Date	May 2016
HN 1362 (tbn Star Manticore)
Vessel
DWT	208,000
Expected Delivery Date	June 2016
HN 1363 (tbn Star Chaucer)
Vessel
DWT	208,000
Expected Delivery Date	September 2016